Share-Based Compensation Plans - Schedule of Executive Performance Incentive Programs (Details) - Performance Shares - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Incentive PSU Programs – Equity Settled
Non- Vested Shares
Non-vested shares, outstanding, beginning balance (in shares)	1,939,728	615,293	536,014
Non-vested shares, granted (in shares)	922,260	1,376,198	463,380
Non-vested shares, vested (in shares)	(107,340)	(44,573)	(384,101)
Non-vested shares, forfeited (in shares)		(7,190)
Non-vested shares, outstanding, ending balance (in shares)	2,754,648	1,939,728	615,293
Weighted Average Fair Value
Weighted average fair value, outstanding, beginning balance (in dollars per share)	$ 15.92	$ 44.27	$ 94.36
Weighted average fair value, granted (in dollars per share)	23.44	6.62	29.45
Weighted average fair value, vested (in dollars per share)	76.53	120.60	96.30
Weighted average fair value, forfeited (in dollars per share)		13.28
Weighted average fair value, outstanding, ending balance (in dollars per share)	$ 16.07	$ 15.92	$ 44.27
Aggregate Fair Value
Aggregate fair value, beginning balance	$ 30,873,634	$ 27,236,775	$ 50,579,160
Aggregate fair value, granted	21,617,038	9,107,846	13,646,541
Aggregate fair value, vested	(8,214,730)	(5,375,504)	(36,988,926)
Aggregate fair value, forfeited		(95,483)
Aggregate fair value, ending balance	$ 44,275,942	$ 30,873,634	$ 27,236,775
Incentive PSU Programs – Equity Settled | Equitrans Midstream Employees
Non- Vested Shares
Non-vested shares, outstanding, beginning balance (in shares)	7,020	130,393
Non-vested shares, outstanding, ending balance (in shares)	9,550	7,020	130,393
Incentive PSU Programs – Cash Settled
Non- Vested Shares
Non-vested shares, outstanding, beginning balance (in shares)	339,695	452,410	229,838
Non-vested shares, granted (in shares)			255,920
Non-vested shares, vested (in shares)	(102,175)	(93,359)
Non-vested shares, forfeited (in shares)	(3,940)	(19,356)	(33,348)
Non-vested shares, outstanding, ending balance (in shares)	233,580	339,695	452,410
Weighted Average Fair Value
Weighted average fair value, outstanding, beginning balance (in dollars per share)	$ 43.52	$ 60.19	$ 96.67
Weighted average fair value, granted (in dollars per share)			29.45
Weighted average fair value, vested (in dollars per share)	76.53	120.60
Weighted average fair value, forfeited (in dollars per share)	29.45	61.43	75.65
Weighted average fair value, outstanding, ending balance (in dollars per share)	$ 29.32	$ 43.52	$ 60.19
Aggregate Fair Value
Aggregate fair value, beginning balance	$ 14,783,525	$ 27,231,670	$ 22,217,645
Aggregate fair value, granted			7,536,844
Aggregate fair value, vested	(7,819,453)	(11,259,095)
Aggregate fair value, forfeited	(116,033)	(1,189,050)	(2,522,819)
Aggregate fair value, ending balance	$ 6,848,039	$ 14,783,525	$ 27,231,670
Incentive PSU Programs – Cash Settled | Equitrans Midstream Employees
Non- Vested Shares
Non-vested shares, outstanding, beginning balance (in shares)	40,018
Non-vested shares, outstanding, ending balance (in shares)	84,697	40,018